Earnings per share and shares outstanding (Detail 2) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Potentially Dilutive Instruments [Line Items]
Employee share-based compensation awards	24,124,341	46,981,698	67,766,835
Other equity derivative contracts	9,122,496	8,419,122	6,061,848
Total	33,246,837	55,400,820	73,828,683